Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	May 02, 2022	Feb. 01, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 28, 2017	Jun. 30, 2016	Jun. 30, 2015
C000147183
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 22,660	$ 19,683	$ 17,381	$ 15,142			$ 18,867	$ 13,652	$ 13,718	$ 12,476	$ 11,267		$ 9,250	$ 9,575
C000147182
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 24,248	21,017	18,516	16,083			19,989	14,428	14,464	13,124	11,822		9,683	10,000
C000147177
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 21,944	19,201	17,094	15,003			18,822	13,728	13,891	12,729	11,586		9,591	10,000
C000107480
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 32,587	27,911	22,398	19,413			21,108	14,832	14,237	13,052	11,346		9,742	9,575
C000107477
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 34,857	29,793	23,846	20,614			22,362	15,678	15,012	13,730	11,905		10,191	10,000
C000107481
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 31,550	27,227	22,024	19,237			21,069	14,916	14,431	13,329	11,673		10,098	10,000
C000107482
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 34,904	29,830	23,877	20,633			22,384	15,695	15,026	13,738	11,910		10,200	10,000
C000230111
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 11,260	10,826	9,387	7,867		$ 9,575
C000180082
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 25,917	24,855	21,507	17,991			21,763	15,050	13,067	11,542	9,910	$ 10,000
C000236906
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 12,806	12,407	10,842	9,160	$ 10,000
C000230112
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 11,851	11,361	9,832	8,226		10,000
MSCI ACWI (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Account Value	$ 25,923	22,316	18,693	16,042			19,041	13,672	13,390	12,662	11,436		9,627	10,000
MSCI ACWI (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Account Value	$ 25,923	22,316	18,693	16,042			19,041	13,672	13,390	12,662	11,436		9,627	10,000
MSCI ACWI (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Account Value	$ 25,923	22,316	18,693	16,042			19,041	13,672	13,390	12,662	11,436		9,627	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,936	31,204	25,053	20,948			23,436	16,645	15,483	14,023	12,260		10,399	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,936	31,204	25,053	20,948			23,436	16,645	15,483	14,023	12,260		10,399	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,936	31,204	25,053	20,948			23,436	16,645	15,483	14,023	12,260		10,399	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,936	31,204	25,053	20,948			23,436	16,645	15,483	14,023	12,260		$ 10,399	$ 10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 14,480	12,574	10,095	8,441		10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 29,106	25,273	20,291	16,966			$ 18,981	$ 13,482	$ 12,541	$ 11,357	$ 9,930	$ 10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 15,768	13,692	10,992	9,191	$ 10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 14,480	$ 12,574	$ 10,095	$ 8,441		$ 10,000